INTERESTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
INTERESTS IN ASSOCIATES
INTERESTS IN ASSOCIATES

23.    INTERESTS IN ASSOCIATES

	2016	2017
	Thousand USD	Thousand USD
As at January 1,	3,806	4,092
Investment in new affiliates	2,188	612
Return of investment in associates	(1,554)	—
Add: Share of profit of associates	173	—
Less: Unrealized gain from sales to associates	(242)	—
Less: Dividends received from the associates	(415)	(427)
Less: Disposal of associates(Note d)	—	(2,038)

Exchange difference	136	327

As at December 31,	4,092	2,566

As at December 31, 2016 and December 31, 2017, the Group had interests in the following associates:

		Place of		Proportion of nominal
		incorporation/	Class of	value of issued capital		Proportion of voting
	Form of	principal place	shares	held		power held
Name of entity	Entity	of incorporation	Held	2016	2017	2016	2017	Principal activities
RisenSky Solar S.a.r.l. (a)	Limited liability	Luxemburg	Ordinary	30%	30%	30%	30%	Operating entity engaged in the investment, construction, financing and management of solar parks
1088526 B.C. Ltd. (b)	Limited liability	Canada	Ordinary	75%	75%	50%	50%	Operating entity engaged in the investment, construction, financing and management of solar parks
1091187 B.C. Ltd. (c)	Limited liability	Canada	Ordinary	—	75%	—	50%	Operating entity engaged in the investment, construction, financing and management of solar parks
Oky Solar Holdings (d)	Limited liability	Japan	Ordinary	30%	N/A	30%	N/A	Operating entity engaged in the investment, construction, financing and management of solar parks

Notes:

(a)

In 2011, Sky Europe entered into an agreement with Risen Energy (Hong Kong) Co., Ltd. (“Risen HK”) (a subsidiary of a company listed on the security market in the PRC) to establish a private limited liability company, namely RisenSky Solar Energy S.a.r.l. (“RisenSky Solar”). The Group is able to exercise significant influence over RisenSky Solar through its 30% ownership interest and participation on the board. RisenSky is therefore classified as an associate of the Group.

(b)

In 2016, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1088526 B.C. Ltd. (“1088526”), who owns Sky Solar (Canada) FIT 1 LP and its 15 commercial and industrial solar facilities in Canada. Though the Group owns 75% equity interest and two out of four directors in the board of directors of 1088526 after the transaction, the Group concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1088526 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee. The Group’s residual investment in 1088526 was measured at fair value. (Note 34)

(c)

In January 2017, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1091187 B.C. Ltd. (“1091187”), who owns Sky Solar (Canada) FIT 2 LP in Canada. Though the Group owns 75% equity interest and two out of four directors in the board of directors of 1091187 after the transaction, the Group concluded that only applied significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1091187 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee. The Group’s residual investment in 1091187 was measured at fair value. (Note 34)

(d)

In 2014, Sky Solar Japan entered into an agreement with Orix KK (a company listed on the security market in Japan and United States) to establish a private limited liability company, namely Oky Solar Holdings, registered in Japan, in which 30% of the share capital is subscribed by Sky Solar Japan for JPY43.5 million (USD426 thousand) while the remaining 70% is subscribed by Orix KK. In 2015, additional investment of JPY 685.7 million (USD5.7 million) was injected by Sky Solar Japan to maintain its 30% of the share capital. In 2016, the Group received JPY 169 million (USD 1.55 million) investment return, and the share capital proportion remained the same. The Group is able to exercise significant influence over Oky Solar Holdings through 30% ownership interest and participation on the board. Oky Solar Holdings is there classified as an associate of the Group. The results, assets and liabilities of this associate are accounted for in the consolidated financial statements using the equity method of accounting. In March 2017, SSJ entered into a share transfer agreement with Orix Holdings to sell the share interest in OKY Solar 1 K.K and OKY Solar Omut K.K at the consideration of JPY1,068 million (US$9.18 million), which was closed on March 29, 2017 with all consideration paid in cash. This transaction resulted a gain of disposal JPY 837 million (USD 7.4 million).

The summarized financial information in respect of the Group’s associates is set out below:

		At December 31,
	RisenSky 2016	Oky Solar Holdings 2016	1088526 2016	Aggregate 2016	RisenSky 2017	1091187 2017	1088526 2017	Aggregate 2017
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Non-current assets
IPP solar parks	20,829	26,669	12,993	60,491	22,592	3,305	13,157	39,054
Other non-current assets	442	884	10,320	11,646	472	1,683	11,359	13,514

	21,271	27,553	23,313	72,137	23,064	4,988	24,516	52,568

Current assets	3,462	5,167	3,763	12,392	5,342	159	2,689	8,190
Current liabilities
Other current liabilities	1,325	3,461	1,143	5,929	2,739	154	1,312	4,205
Amount due to other related parties	880	—	—	880	967	—	—	967

	2,205	3,461	1,143	6,809	3,706	154	1,312	5,172

Non-current liability
Borrowings	22,940	10,702	15,866	49,508	24,034	1,321	15,109	40,464
Others	—	16,449	—	16,449	—	58	941	999

	22,940	27,151	15,866	65,957	24,034	1,379	16,050	41,463

Net assets (liabilities)	(412)	2,108	10,067	11,763	666	3,614	9,843	14,123

		Year ended December 31,
	RisenSky 2016	Oky Solar Holdings 2016	1088526 2016	Aggregate 2016	RisenSky 2017	1091187 2017	1088526 2017	Aggregate 2017
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Revenue	3,701	1,662	447	5,810	3,840	709	3,268	7,817
Profit for the year	744	577	(29)	1,292	1,076	134	(240)	970

Group’s share of profit of associates of the year	—	173	—	173	—	—	—	—

Group’s share of profit of associates of the year not recognized	223	—	—	223	323	22	(43)	302

Group’s share of other comprehensive income of associates	—	—	—	—	—	—	—	—